Share Based Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2022	80,839	$5.76
Granted	—
Exercised	(40,532)	3.22
Forfeited	—
Expired	—
Outstanding at December 31, 2022	40,307	$8.32	1.42	$629

Vested and expected to vest at December 31, 2022	40,307	$8.32	1.42	$629
Exercisable at December 31, 2022	40,307	$8.32	1.42	$629

Schedule of Nonvested Restricted Stock Units Activity
A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2022	234,226	$21.64
Granted	81,535	26.19
Vested	(55,875)	22.92
Forfeited	(13,750)	22.23
Outstanding at December 31, 2022	246,136	$22.82

Cash Proceeds and Tax Benefit from share-Based Payment Awards Exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2022	2021	2020
	(In thousands)
Intrinsic value	$761	$752	$293
Cash proceeds received	$131	$117	$57
Tax benefit realized	$160	$158	$61